Accounts receivable (Tables)	9 Months Ended
Jul. 31, 2022
Trade and other current receivables [abstract]
Schedule of other receivables

	July 31, 2022	October 31, 2021
	$	$
Trade Receivables	5,267,403	4,072,701
Total accounts receivable	5,267,403	4,072,701

Sales Taxes receivable	2,320,614	379,814
Other	1,899,509	593,331
Total other receivables	4,220,123	973,145

Schedule of revenue by customers
The Company's revenue primarily comes from two key customers as shown in the table below. The Company's remaining customers do not make up significant percentages of these balances. The customer allocation for the revenue for the three months ended July 31, 2022 has been calculated on the basis of product revenues recognized in the period due to the fair value adjustment losses in the period. For additional details on product sales and fair value losses recognized in the period, refer to Note 14.

	Three months ended July 31, 2022		Nine months ended July 31, 2022
	2022	2021	2022	2021
	%	%	%	%
Revenue
Customer A	5.4%	44.0%	19.1%	61.0%
Customer B	83.9%	49.0%	67.0%	28.0%

	July 31, 2022	October 31, 2021
Trade Accounts Receivable
Customer A	12.6%	53.0%
Customer B	72.2%	45.0%